UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4765

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/05

FORM N-Q

Item 1. Schedule of Investments.

statement of investments

Dreyfus Premier New York Municipal Bond Fund
February 28, 2005 (Unaudited)

Long-Term Municipal Investments--99.4%
	Principal
New York--91.9%	Amount ($)		Value ($)

Huntington Housing Authority, Senior Housing
Facility Revenue (Gurwin Jewish
Senior Residences) 6%, 5/1/2029	1,370,000		1,327,105

Jefferson County Industrial Development Agency,
SWDR (International Paper Co.)
5.20%, 12/1/2020	1,465,000		1,500,600

Long Island Power Authority, Electric System Revenue
5.25%, 12/1/2014	3,000,000		3,322,830

Metropolitan Transportation Authority, Revenue:
5%, 11/15/2009 (Insured; MBIA)	3,000,000		3,257,370
5.50%, 11/15/2018 (Insured; AMBAC)	4,000,000		4,506,280
5%, 11/15/2021 (Insured; AMBAC)	1,500,000		1,616,685
Dedicated Tax Fund:
6.125%, 4/1/2015
(Insured; FGIC) (Prerefunded; 4/1/2010)	2,145,000	a	2,456,540
5.25%, 11/15/2025 (Insured; FSA)	2,000,000		2,169,520
Transit Facilities:
5.125%, 7/1/2014
(Insured; FSA) (Prerefunded 1/1/2012)	1,225,000	a	1,358,096
5.125%, 7/1/2014
(Insured; FSA) (Prerefunded 7/1/2012)	2,775,000	a	3,088,325

Nassau County Industrial Development Agency, IDR
(Keyspan - Glenwood) 5.25%, 6/1/2027	4,000,000		4,139,160

Newburg Industrial Development Agency, IDR (Bourne and
Kenney Redevelopment Co.)
5.75%, 8/1/2032 (Guaranteed; SONYMA)	1,000,000		1,077,140

New York City:
6.75%, 2/1/2009	2,000,000		2,256,320
5.25%, 8/1/2016 (Insured; MBIA)	3,500,000		3,750,460
6%, 8/1/2017	2,210,000		2,372,877
6%, 8/1/2017 (Prerefunded 8/1/2007)	790,000	a	860,681
5%, 8/1/2021	2,000,000		2,101,940
5.50%, 8/1/2021	2,000,000		2,180,440
5%, 8/1/2021	2,000,000		2,110,540
5.25%, 8/15/2024	2,420,000		2,580,688

New York City Industrial Development Agency,
Civic Facility Lease Revenue:

statement of investments

(College of Aeronautics Project) 5.45%, 5/1/2018	1,000,000		1,027,970

New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue:
5.375%, 6/15/2015	4,000,000		4,439,680
5.25%, 6/15/2034	2,000,000		2,106,900

New York City Transitional Finance Authority, Revenue:
Zero Coupon 11/1/2011	2,000,000		1,557,580
5.25%, 5/1/2012 (Prerefunded 5/1/2008)	4,000,000	a	4,346,840
6%, 11/15/2013	450,000		513,761
5.50%, 11/1/2026	2,000,000		2,222,580
5.25%, 2/1/2029	2,450,000		2,664,718

New York State Dormitory Authority, Revenues:
(Consolidated City University System):
5.75%, 7/1/2009 (Insured; AMBAC)	3,000,000		3,297,690
5.75%, 7/1/2013 (Insured; AMBAC)	1,000,000		1,141,530
5.625%, 7/1/2016	4,000,000		4,589,760
5.75%, 7/1/2016 (Insured; FGIC)	1,000,000		1,131,330
5.75%, 7/1/2018 (Insured; FSA)	1,000,000		1,165,280
(Court Facilities) 5.25%, 5/15/2015	3,000,000		3,292,890
Health Hospital and Nursing Home:
(Catholic Health of Long Island)	2,000,000		2,070,060
5%, 7/1/2021
(Department of Health):
5%, 7/1/2014	2,000,000		2,178,120
5.75%, 7/1/2017 (Prerefunded 7/1/2016)	390,000	a	414,340
(Ideal Senior Living Center Housing Corp.)
5.90%, 8/1/2026 (Insured; MBIA; FHA)	1,000,000		1,053,610
(Lutheran Medical Center)
5%, 8/1/2014 (Insured; MBIA)	1,000,000		1,082,280
Mental Health Facilities Improvement
5%, 2/15/2028	1,000,000		1,033,180
(Miriam Osborn Memorial Home)
6.875%, 7/1/2019 (Insured; ACA)	1,000,000		1,132,710

statement of investments

(Municipal Health Facilities Improvement
Program) 5.50%, 5/15/2024 (Insured; FSA)	1,000,000		1,049,690
(New York Methodist Hospital) 5.25%, 7/1/2024	1,750,000		1,852,515
(North General Hospital):
5.20%, 2/15/2015 (Insured; AMBAC)
(Prerefunded 2/15/2015)	2,000,000	a	2,152,380
5.75%, 2/15/2016	3,000,000		3,351,750
(Winthrop South Nassau University Hospital)
5.50%, 7/1/2023	1,650,000		1,744,776
(Long Island University) 5.50%, 9/1/2020	1,585,000		1,726,397
(Manhattan College) 5.50%, 7/1/2016	975,000		1,068,035
(New York University) 5.50%, 7/1/2040 (Insured; AMBAC)	2,500,000		2,939,625
(Rochester University) 5%, 7/1/2034	2,870,000		2,950,704
(State Personal Income Tax)
5.375%, 3/15/2022	1,000,000		1,132,670
(State University Educational Facilities):
5.875%, 5/15/2017	2,000,000		2,339,120
5.50%, 5/15/2026 (Insured; FSA)
(Prerefunded 5/15/2006)	5,000,000	a	5,281,050
5.50%, 7/1/2026 (Insured; FGIC)	1,000,000		1,127,660

New York State Housing Finance Agency,
Service Contract Obligation Revenue:
6.25%, 9/15/2010	1,080,000		1,122,649
6.25%, 9/15/2010 (Prerefunded 9/15/2007)	1,920,000	a	2,071,546
5.50%, 9/15/2018	1,650,000		1,761,144

New York State Power Authority, Revenue:
8.029%, 11/15/2015 (Insured; MBIA)	2,000,000	b,c	2,350,180
5%, 11/15/2020	2,000,000		2,149,500

New York State Thruway Authority, Service Contract
Revenue (Local Highway and Bridge):
6%, 4/1/2011	1,955,000		2,122,055
5.75%, 4/1/2019	2,000,000		2,239,020
5.25%, 4/1/2020	2,500,000		2,780,800

New York State Urban Development Corp., Revenue:
Correctional Capital Facilities
5.70%, 1/1/2016	5,350,000		5,755,744
Correctional & Youth Facilities:
5.25%, 1/1/2010	2,000,000		2,179,180
5%, 1/1/2027	2,000,000		2,126,480
Personal Income Tax
5.50%, 3/15/2017 (Insured; FGIC)	2,450,000		2,796,381

Niagara County Industrial Development Agency, SWDR:
5.55%, 11/15/2024	1,000,000		1,063,030
5.625%, 11/15/2024	2,000,000		2,129,040

Niagara Frontier Transportation Authority, Airport Revenue

statement of investments

(Buffalo Niagara International Airport)
5.625%, 4/1/2029 (Insured; MBIA)	2,000,000		2,143,640

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glen Arden Inc. Project) 5.625%, 1/1/2018	1,000,000		898,100

Port Authority of New York and New Jersey
(Consolidated Thirty Seventh Series)
5.50%, 7/15/2018 (Insured; FSA)	3,000,000		3,365,880

Rensselaer County Industrial Development Agency, IDR
(Albany International Corp.)
7.55%, 6/1/2007 (LOC; Norstar Bank)	1,500,000		1,641,240

Tobacco Settlement Financing Corporation:
5.50%, 6/1/2018	1,000,000		1,109,910
5.50%, 6/1/2021	3,000,000		3,310,320

Triborough Bridge and Tunnel Authority, Revenue:
5%, 11/15/2032 (Insured; MBIA)	2,000,000		2,069,040
Highway and Toll 6%, 1/1/2012	2,000,000		2,293,640

Ulster County Industrial Development Agency, Civic Facility
Revenue (Benedictine Hospital Project) 6.40%, 6/1/2014	730,000		706,684

Watervliet Housing Authority, Residential Housing
Revenue (Beltrone Living Center Project) 6%, 6/1/2028	1,000,000		942,040

Yonkers Industrial Development Agency, Civic Facility
Revenue (Saint Joseph's Hospital) 5.90%, 3/1/2008	1,400,000		1,306,732

U.S. Related --7.5%

Children's Trust Fund of Puerto Rico, Tobacco Settlement
Asset Backed 6%, 7/1/2026 (Prerefunded 7/1/2010)	2,000,000	a	2,274,440

statement of investments

Commonwealth of Puerto Rico, Public Improvement:
5.50%, 7/1/2016 (Insured; FSA)	40,000		46,396
9.396%, 7/1/2016 (Insured; FSA)	2,800,000	b,c	3,695,496

Puerto Rico Electric Power Authority, Power Revenue
5.625%, 7/1/2019 (Insured; FSA)	2,000,000		2,254,760

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.75%, 7/1/2019 (Insured; MBIA)	1,500,000		1,700,220

Puerto Rico Industrial Medical, Educational and
Environmental Pollution Control Facilities Financing
Authority, HR (Saint Luke's Hospital Project)
6.25%, 6/1/2010 (Prerefunded 6/1/2006)	880,000	a	913,282

Virgin Islands Public Finance Authority, Revenue
5.50%, 10/1/2014	3,000,000		3,177,660

Total Investments
(cost $175,717,821)	99.4%		185,709,007

Cash and Receivables (Net)	0.6%		1,183,003

Net Assets	100.0%		186,892,010

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Investment Adviser. At February 28, 2005 these securities amounted to $6,045,676, 3.2% of net assets.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Page 5

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)